Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	Sep. 30, 2024	Jun. 03, 2024	Mar. 31, 2024	Mar. 31, 2023	Feb. 27, 2023	Jan. 01, 2023	Apr. 01, 2022
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Number of shares issued (in Shares)		50,000
Deferred offering costs (in Dollars)
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Shareholding percentage							51.00%
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage						75.00%
Lytus Health [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage				100.00%	100.00%
Number of shares issued (in Shares)						1,000
Aggregate of shares acquired (in Dollars)						$ 1,000
Price, per share (in Dollars per share)						$ 1